FORM 13F HOLDINGS REPORT

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter ended : March 31, 2006

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.): 		[      ]  is a restatement.
                                                		[      ]  adds
      new holdings entries.



Institutional Investment Manager Filing this Report:

Name:		Arthur E. Hall
Address:	1726 Cedarwood Drive
		Minden, NV  89423

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager

Name:		Arthur E. Hall
Title:		Portfolio Manager
Phone:		775-782-5174
Signature, Place and Date of Signing:

	Arthur E. Hall		Minden, Nevada		March 31, 2006
Report Type		(Check only one.):

[ x ]		13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT

List of Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

							FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:		37

Form 13F Information Table Value Total:		$112156

FORM 13F INFORMATION TABLE

Name of Issuer
Title
of
Class
Cusip
Value
(1,000)
Shares
Investment
Discretion
Managers Voting Authority






Sole
Shared
None
ALDERWOODS GROUP
COM
014383103
    1790
100000
DEFINED 01
X


AMERICAN EXPRESS C
COM
025816109
    2628
50000
DEFINED 01
X


ADP
COM
035035103
    1941
42500
DEFINED 01
X


APPLIED FILMS CORP
COM
038197109
     683
35000
DEFINED 01
X


APPLIED MATERIALS
COM
038222105
    3940
225000
DEFINED 01
X


ARCH COAL INC
COM
025816109
    2278
30000
DEFINED 01
X


ARRAY BIOPHARMA
COM
04269X105
     914
100000
DEFINED 01
X


BRITISH PETROLEUM
COM
055622104
   2964
43000
DEFINED 01
X


CHEVRON
COM
166764100
   3478
60000
DEFINED 01
X


CISCO SYSTEMS
COM
17275R102
   3251
150000
DEFINED 01
X


COMCAST
COM
200300200
   1160
44400
DEFINED 01
X


COMCAST Sp Cl A
COM
20030N200
     784
30000
DEFINED 01
X


COMCAST CL A
COM
20030N101
    379
14484
DEFINED 01
X


DENISON MINES
COM
248358103
    4477
344100
DEFINED 01
X


DIRECTV GROUP
COM
25459l106
    4510
275000
DEFINED 01
X


EQUIFAX
COM
294429105
    4554
122300
DEFINED 01
X


EOG RESOURCES
COM
26875P101
    3211
 44600
DEFINED 01
X


ENDURANCE SPEC H
COM
G30397106
    1348
 41400
DEFINED 01
X


FIRST CONSULTING
COM
31986R103
     581
78600
DEFINED 01
X


GLACIER WATER
COM
376395109
     924
38500
DEFINED 01
X


INTEL CORP
COM
458140100
   2934
150000
DEFINED 01
X


INTL BUS MACH
COM
459200101
   5773
70000
DEFINED 01
X


INTL RECTIFIER
COM
460254105
   3107
75000
DEFINED 01
X


3M
COM
88579Y101
   7191
95000
DEFINED 01
X


MARSH & MCLENNAN
COM
571748102
   294
10000
DEFINED 01
X


MERCK
COM
589331107
   2114
60000
DEFINED 01
X


MONOGRAM BIOSCI
COM
60975U108
   2981
1620000
DEFINED 01
X


NOMURA HOLDINGS
COM
655335208
  3589
161900
DEFINED 01
X


PFIZER
COM
717081103
   3738
150000
DEFINED 01
X


PHOTON DYNAMICS
COM
719364101
   1406
75000
DEFINED 01
X


PLAINS ALL AMER
COM
726503105
 20803
462500
DEFINED 01
X


RUDOLPH TECHNOLO
COM
781270103
   1705
100000
DEFINED 01
X


SCOTTISH RE GROUP
ORD
G7885T104
  1265
50000
DEFINED 01
X


TENARIS
COM
88031M109
  3559
19700
DEFINED 01
X


TEXAS INSTRUMENTS
COM
882508104
   812
25000
DEFINED 01
X


VERIZON
COM
92343V104
  4258
125000
DEFINED 01
X


WESTAR ENERGY INC
COM
95709t100
   832
40000
DEFINED 01
X




TOTAL						 112156